Segment Information - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Information
Unaffiliated revenues																	$ 4,290	$ 3,870	$ 2,497
Intercompany and affiliate revenues																	28	0	0
Total revenues	$ 1,107		$ 1,184		$ 904		$ 1,123		$ 1,016	[1]	$ 1,232		$ 990		$ 632		4,318	3,870	2,497
Depreciation expense																	(689)	(587)	(247)
Impairments																	(858)	(99)	0
Gain (loss) on sale of assets, net																	(1)	(1)	18
General and administrative expense																	(161)	(128)	(114)
Acquisition and integration costs																	(11)	(124)	(35)
Operating income (loss)	34	[2]	(117)	[2]	(702)	[2]	145	[2]	(13)	[1],[3]	107	[3]	10	[3]	(40)	[3]	(640)	64	(19)
Bankruptcy reorganization items, net																	(96)	0	0
Restructuring Costs																			3
Earnings from unconsolidated investments																	7	1	10
Interest expense																	(625)	(546)	(223)
Other items, net																	65	54	(39)
Loss before income taxes																	(1,289)	(427)	(268)
Income tax expense																	45	474	1
Net income (loss)	(182)		(249)		(803)		(10)		(134)	[1]	(24)		386		(181)		(1,244)	47	(267)
Less: Net income (loss) attributable to noncontrolling interest																	(4)	(3)	6
Net loss attributable to Dynegy Inc.	(186)		$ (254)		$ (807)		$ (15)		(140)	[1]	$ (29)		$ 382		$ (185)		(1,240)	50	(273)
Identifiable assets (domestic)	13,053								11,459								13,053	11,459	11,154
Investment in unconsolidated affiliate									190									190
Capital expenditures																	(293)	(301)	(125)
Intersegment Eliminations
Segment Information
Unaffiliated revenues																	0	0	0
Intercompany and affiliate revenues																	0	0	0
Total revenues																	0	0	0
Depreciation expense																	(5)	(4)	(5)
Impairments																	0	0
Gain (loss) on sale of assets, net																	(2)	0	17
General and administrative expense																	(161)	(128)	(114)
Acquisition and integration costs																	(19)	(124)	(19)
Operating income (loss)																	(188)	(252)	(120)
Bankruptcy reorganization items, net																	0
Restructuring Costs																			3
Earnings from unconsolidated investments																	0	0	10
Interest expense																	(625)	(546)	(223)
Other items, net																	28	55	(39)
Income tax expense																	45	474	1
Identifiable assets (domestic)	3,795								486								3,795	486	6,947
Investment in unconsolidated affiliate									0									0
Capital expenditures																	(10)	(13)	(4)
PJM | Operating Segments
Segment Information
Unaffiliated revenues																	2,147	1,708	340
Intercompany and affiliate revenues																	55	8	(9)
Total revenues																	2,202	1,716	331
Depreciation expense																	(346)	(281)	(84)
Impairments																	(65)	0
Gain (loss) on sale of assets, net																	0	0	0
General and administrative expense																	0	0	0
Acquisition and integration costs																	0	0	0
Operating income (loss)																	414	423	(1)
Bankruptcy reorganization items, net																	0
Restructuring Costs																			0
Earnings from unconsolidated investments																	7	1	0
Other items, net																	9	(2)	0
Identifiable assets (domestic)	4,939								5,474								4,939	5,474	1,055
Investment in unconsolidated affiliate									190									190
Capital expenditures																	(160)	(106)	(12)
NY/NE | Operating Segments
Segment Information
Unaffiliated revenues																	836	705	466
Intercompany and affiliate revenues																	1	(10)	(9)
Total revenues																	837	695	457
Depreciation expense																	(215)	(186)	(26)
Impairments																	0	(25)
Gain (loss) on sale of assets, net																	0	0	0
General and administrative expense																	0	0	0
Acquisition and integration costs																	0	0	0
Operating income (loss)																	(29)	(56)	79
Bankruptcy reorganization items, net																	0
Restructuring Costs																			0
Earnings from unconsolidated investments																	0	0	0
Other items, net																	1	0	0
Identifiable assets (domestic)	2,769								2,970								2,769	2,970	363
Investment in unconsolidated affiliate									0									0
Capital expenditures																	(64)	(52)	(7)
MISO | Operating Segments
Segment Information
Unaffiliated revenues																	410	475	584
Intercompany and affiliate revenues																	(27)	7	21
Total revenues																	383	482	605
Depreciation expense																	(49)	(39)	(51)
Impairments																	(645)	(74)
Gain (loss) on sale of assets, net																	0	0	0
General and administrative expense																	0	0	0
Acquisition and integration costs																	0	0	0
Operating income (loss)																	(745)	(92)	52
Bankruptcy reorganization items, net																	0
Restructuring Costs																			0
Earnings from unconsolidated investments																	0	0	0
Other items, net																	0	1	0
Identifiable assets (domestic)	352								1,098								352	1,098	1,166
Investment in unconsolidated affiliate									0									0
Capital expenditures																	(12)	(56)	(39)
IPH | Operating Segments
Segment Information
Unaffiliated revenues																	755	804	850
Intercompany and affiliate revenues																	(1)	(5)	(4)
Total revenues																	754	799	846
Depreciation expense																	(32)	(29)	(37)
Impairments																	(148)	0
Gain (loss) on sale of assets, net																	1	0	0
General and administrative expense																	0	0	0
Acquisition and integration costs																	8	0	(16)
Operating income (loss)																	(87)	49	(2)
Bankruptcy reorganization items, net																	(96)
Restructuring Costs																			0
Earnings from unconsolidated investments																	0	0	0
Other items, net																	15	0	0
Identifiable assets (domestic)	713								897								713	897	1,039
Investment in unconsolidated affiliate									0									0
Capital expenditures																	(40)	(63)	(45)
CAISO | Operating Segments
Segment Information
Unaffiliated revenues																	142	178	257
Intercompany and affiliate revenues																	0	0	1
Total revenues																	142	178	258
Depreciation expense																	(42)	(48)	(44)
Impairments																	0	0
Gain (loss) on sale of assets, net																	0	(1)	1
General and administrative expense																	0	0	0
Acquisition and integration costs																	0	0	0
Operating income (loss)																	(5)	(8)	(27)
Bankruptcy reorganization items, net																	0
Restructuring Costs																			0
Earnings from unconsolidated investments																	0	0	0
Other items, net																	12	0	0
Identifiable assets (domestic)	$ 485								534								485	534	584
Investment in unconsolidated affiliate									$ 0									0
Capital expenditures																	$ (7)	$ (11)	$ (18)

[1]	The unaudited quarterly information for the quarters ended June 30, 2015, September 30, 2015 and December 31, 2015 reflects the impact of the Acquisitions. Please read Note 3—Acquisitions for further discussion.
[2]	The results for the quarters ended June 30, 2016, September 30, 2016, and December 31, 2016, include impairment charges of $645 million, $212 million, and $1 million, respectively. See Note 9—Property, Plant and Equipment and Note 11—Unconsolidated Investments for more information.
[3]	The results for the quarters ended September 30, 2015 and December 31, 2015, include impairment charges of $74 million and $25 million, respectively. See Note 9—Property, Plant and Equipment for more information.